SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2021
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life percentage	33.00%
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life percentage	6.00%
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life percentage	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life percentage		[1]

[1]	Over the shorter of the lease term (including options if any that are reasonably certain to be exercised estimated useful life).